OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2025
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 7: — OPERATING SEGMENTS

a.	General:

The Group’s operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (the “CODM”) to make decisions about resources to be allocated and to assess their performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units, as follows:

1.	Solutions segment. Freightos provides software tools and data to help the freight industry participants automate their pricing, sales, and procurement processes. Revenue includes recurring subscriptions for SaaS or data and certain non-recurring revenue from professional services that enable a user to implement and use the SaaS solution.
2.	Platform segment. Freightos provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants (the users). The transactional platforms enable freight forwarding companies to procure capacity from carriers, and enable importers and exporters to procure services from freight forwarders, or occasionally, directly from carriers. Revenue is transactional type fees generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform. Platform segment revenue includes also the transactional type revenue from digital customs brokerage services provided by Clearit.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions, and exclude share-based compensation charges as those charges are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents revenue and operating loss per segment:

	Solutions	Platform	Unallocated *	Total
For the period of six months ended June 30, 2025 (unaudited)
Subscriptions	$8,805	$—	$—	$8,805
SaaS-related professional services	822	—	—	822
Transactional Platforms fees	—	4,756	—	4,756
Total revenue	9,627	4,756	—	14,383

Operating loss	$(2,385)	$(3,430)	$(3,380)	$(9,195)

For the period of six months ended June 30, 2024 (unaudited)
Subscriptions	$6,875	$—	$—	$6,875
SaaS-related professional services	266	—	—	266
Transactional Platforms fees	—	3,872	—	3,872
Total revenue	7,141	3,872	—	11,013

Operating loss	$(455)	$(5,990)	$(3,603)	$(10,048)

*Unallocated includes corporate expenses and share-based compensation.

NOTE 7: — OPERATING SEGMENTS (Cont.)

For the six-month periods ended June 30, 2025 and 2024, no single Solutions customer or Platform user accounted for 10% or more of the Company’s consolidated revenue.

c.	The Group’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the period of six months ended June 30, 2025 (unaudited)
Europe	$4,228	$114	$4,342
Hong Kong	161	2,250	2,411
United States	4,138	1,268	5,406
Other	1,100	1,124	2,224
	$9,627	$4,756	$14,383

For the period of six months ended June 30, 2024 (unaudited)
Europe	$3,024	$—	$3,024
Hong Kong	103	1,943	2,046
United States	3,327	1,111	4,438
Other	687	818	1,505
	$7,141	$3,872	$11,013

The Group’s revenue from its Solutions segment is classified based on the location of the customers.

The Group’s revenue from its Platform segment is classified to its business in the location of the billing entity. This classification is independent of where the user resides or where the user is physically located while using the Group’s services.

As of June 30, 2025 and December 31, 2024, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada, the U.S., Luxembourg, Israel, Hong Kong and Spain.